Sales (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [Abstract]
Sales
Details	of sales for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016		2017		2018
		Domestic	Overseas	Domestic	Overseas	Domestic	Overseas
		In millions of won
[Type of goods and services]
Sales of goods	￦	54,982,095	397,392	55,373,316	399,232	57,514,866	382,938
Electricity		54,304,529	—	54,649,882	—	56,842,011	—
Heat supply		181,597	—	205,838	—	216,117	—
Others		495,969	397,392	517,596	399,232	456,738	382,938
Sales of service		195,697	161,046	186,990	164,167	176,539	216,328
Sales of construction services		132,219	3,894,638	92,501	3,119,683	108,586	1,633,805

	￦	55,310,011	4,453,076	55,652,807	3,683,082	57,799,991	2,233,071

[Timing of revenue recognition]
Performance obligations satisfied at a point in time	￦	54,982,095	397,392	55,373,316	399,232	57,514,866	382,938
Performance obligations satisfied over time		327,916	4,055,684	279,491	3,283,850	285,125	1,850,133

	￦	55,310,011	4,453,076	55,652,807	3,683,082	57,799,991	2,233,071